11. Convertible Debentures: Disclosure of Debentures (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Details
Convertible Debentures and Derivative Liability		$ 423,139	$ 0
Principal Value of Convertible Debentures		865,263
Discount on proceeds received		(45,263)
Cash commission		(15,000)
Allocation to conversion feature		(442,589)
Allocation to warrant		(90,769)
Value at initial recognition		271,642
Accretion expense	$ 91,895	101,565
Interest expense	34,990	38,699
Amortization of transaction costs	50,617	$ 11,233
Conversion of Debentures	$ (600,641)